Supplement Dated June 4, 2004*
         to the Statement of Additional Information Dated Oct. 30, 2003 of American Express(R) Variable Portfolio Funds S-6466-20 W(10/03)

The following revision has been made to the table in the "Investment Strategies and Types of Investments" section related to AXP Variable Portfolio - Cash Management Fund:

Investment strategies and types of investments        Allowable for the Fund?
                                                              Cash
                                                           Management

Illiquid and Restricted Securities                            yes





S-6466-44 A (6/04)
* Valid until Oct. 30, 2004.